Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital reconciliation

Authorized
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares(iii)	Amount
Balance – December 31, 2018	22,532,000	30,716

Stock option exercise (i)	434,700	495
Conversion of promissory notes (ii)	800,000	6,120
IPO share issuance - TSX(iv)	4,687,500	52,414

Balance – December 31, 2019	28,454,200	89,745
Stock option exercise (v)	191,429	342
Bought deal share offering (vi)	500,000	18,106
DSU release(vii)	5,883	86
forMetris acquisition(viii)	29,024	1,163
IPO share issuance - Nasdaq(ix)	3,450,000	154,915

Balance – December 31, 2020	32,630,536	264,357
(i)    On May 13, 2019, 386,100 stock options were exercised resulting in the issuance of 386,100 common shares of the Company for total cash proceeds of $311. On June 10, 2019, 6,900 stock options were exercised resulting in the issuance of 6,900 common shares of the Company for total cash proceeds of $17. On July 8, 2019, 34,800 stock options were exercised resulting in the issuance of 34,800 common shares of the Company for total cash proceeds of $28. On August 14, 2019, 6,900 stock options were exercised resulting in the issuance of 6,900 common shares of the Company for total cash proceeds of $18.
(ii)    On May 24, 2019, the convertible promissory notes were converted into 800,000 common shares of the Company. The fair value of the convertible promissory notes on the date of conversion was $6,120.
(iii) On October 1, 2019, the Company filed articles of amendment to split all of its issued and outstanding common shares on the basis of 100 common shares for every one common share outstanding. All share and per share amounts for all periods presented in these financial statements have been adjusted retrospectively to reflect the share split.
(iv) On October 8, 2019, the Company completed an IPO on the TSX and issued 4,687,500 common shares for a total gross consideration of $56,261 (C$75,000). Share issuance costs amounted to $3,847 resulting in net proceeds of $52,414.
(v)    In February 2020, 2,300 stock options were exercised resulting in the issuance of 2,300 common shares of the Company for total cash proceeds of $6. In March 2020, 13,800 stock options were exercised resulting in the issuance of 13,800 common shares of the Company for total cash proceeds of $23. In June 2020, 50,000 stock options were exercised resulting in the issuance of 50,000 common shares of the Company for total cash proceeds of $40. In August 2020, 90,000 stock options were exercised resulting in the issuance of 90,000 common shares of the Company for total cash proceeds of $73. In November 2020, 3,277 stock options were exercised resulting in the issuance of 3,277 common shares of the Company for total cash proceeds of $43. In December 2020, 32,052 stock options were exercised resulting in the issuance of 32,052 common shares of the Company for total cash proceeds of $68.
(vi) On August 27, 2020, the Company completed a bought deal offering comprised of 500,000 common shares issued from treasury and offered by the Company for gross proceeds of $19,029 (C$25,000). Share issuance costs for the Company amounted to $923 resulting in net proceeds of $18,106.
(vii)    On October 6, 2020, 5,883 DSUs were released resulting in the issuance of 5,883 common shares of the Company.
(viii)    On October 30, 2020, the Company acquired all of the issued and outstanding shares of forMetris for total consideration of $6,417 (Note 4). Total consideration consisted of the issuance of 29,024 common shares to the vendors of forMetris for consideration of $1,163. The measurement of the shares consideration was determined as the fair value of the shares of $40.07 (C$53.38) per share at the closing date.
(ix)    On December 7, 2020, the Company completed an IPO in the United States and concurrently listed its common shares on the Nasdaq Global Select Market and issued 3,450,000 common shares for a total gross consideration of $165,600. Share issuance costs amounted to $10,685 resulting in net proceeds of $154,915.